UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Real Assets Fund	March 31, 2013

T. Rowe Price Real Assets Fund

Unaudited

## Portfolio of Investments ‡

(Cost and value in $000s)

| | Shares/$ Par | Value |
|---|---|---|
| **COMMON STOCKS 96.0%** | | |
| **CONSUMER DISCRETIONARY 1.0%** | | |
| **Cable/Satellite 0.1%** | | |
| Eutelsat (EUR) | 36,340 | 1,281 |
| | | 1,281 |
| **Hotels, Resorts, & Cruise Lines 0.9%** | | |
| Marriott, Class A | 186,000 | 7,855 |
| Shangri-La Asia (HKD) | 1,703,833 | 3,350 |
| Starwood Hotels & Resorts Worldwide | 267,600 | 17,054 |
| | | 28,259 |
| Total Consumer Discretionary | | 29,540 |
| **CONSUMER STAPLES 0.3%** | | |
| **Agricultural Products 0.3%** | | |
| Archer-Daniels-Midland | 283,700 | 9,569 |
| Total Consumer Staples | | 9,569 |
| **ENERGY 15.2%** | | |
| **Coal & Consumable Fuels 0.6%** | | |
| CONSOL Energy | 414,900 | 13,962 |
| Peabody Energy | 213,300 | 4,511 |
| | | 18,473 |
| **Integrated Oil & Gas 3.0%** | | |
| BG Group (GBP) | 691,502 | 11,863 |
| Chevron | 114,800 | 13,641 |
| Eni (EUR) | 491,149 | 11,037 |
| ExxonMobil | 147,600 | 13,300 |
| Hess | 195,900 | 14,028 |
| Murphy Oil | 148,000 | 9,432 |
| Origin Energy (AUD) | 160,011 | 2,212 |
| Petrobras, ADR | 587,600 | 10,665 |

| | | |
|---|---|---|
| Royal Dutch Shell, ADR | 110,500 | 7,200 |
| | | 93,378 |
| **Oil & Gas Drilling 0.7%** | | |
| Diamond Offshore Drilling | 79,458 | 5,527 |
| Ensco, Class A | 124,900 | 7,494 |
| Noble | 266,300 | 10,159 |
| | | 23,180 |
| **Oil & Gas Equipment & Services 2.9%** | | |
| Baker Hughes | 187,400 | 8,697 |
| Cameron International (1) | 188,100 | 12,264 |
| FMC Technologies (1) | 233,800 | 12,716 |
| Forum Energy Technologies (1) | 162,500 | 4,674 |
| Halliburton | 161,700 | 6,534 |
| Schlumberger | 366,988 | 27,484 |
| Subsea 7 (NOK) | 403,607 | 9,432 |
| Tenaris, ADR | 33,900 | 1,383 |
| Trican Well Service (CAD) | 447,100 | 6,558 |
| | | 89,742 |
| **Oil & Gas Exploration & Production 6.1%** | | |
| Anadarko Petroleum | 81,900 | 7,162 |
| Apache | 162,200 | 12,515 |
| Bill Barrett (1) | 235,300 | 4,769 |
| Cabot Oil & Gas | 63,700 | 4,307 |
| Cimarex Energy | 153,700 | 11,595 |
| Cobalt International Energy (1) | 248,900 | 7,019 |
| Concho Resources (1) | 81,800 | 7,970 |
| Devon Energy | 141,500 | 7,983 |
| Energy XXI Bermuda | 271,100 | 7,379 |
| EOG Resources | 45,700 | 5,853 |
| EQT | 153,700 | 10,413 |
| Laredo Petroleum Holdings (1) | 210,700 | 3,854 |
| Matador Resources (1) | 282,000 | 2,498 |
| Novatek, GDR | 48,211 | 5,197 |

| | | |
|---|---|---|
| Ophir Energy (GBP) (1) | 1,213,678 | 8,540 |
| PDC Energy (1) | 95,300 | 4,724 |
| Pioneer Natural Resources | 43,100 | 5,355 |
| QEP Resources | 206,282 | 6,568 |
| Range Resources | 188,100 | 15,244 |
| Salamander Energy (GBP) (1) | 1,199,288 | 3,787 |
| Santos (AUD) | 248,960 | 3,222 |
| SM Energy | 166,900 | 9,884 |
| Southwestern Energy (1) | 390,500 | 14,550 |
| Tullow Oil (GBP) | 520,511 | 9,736 |
| WPX Energy (1) | 570,633 | 9,142 |
| | | 189,266 |
| **Oil & Gas Refining & Marketing 0.8%** | | |
| Marathon Petroleum | 50,900 | 4,561 |
| Phillips 66 | 114,900 | 8,040 |
| Valero Energy | 248,700 | 11,313 |
| | | 23,914 |
| **Oil & Gas Storage & Transportation 1.1%** | | |
| Enbridge (CAD) | 110,400 | 5,140 |
| Spectra Energy | 414,400 | 12,743 |
| TransCanada (CAD) | 10,100 | 482 |
| Williams Companies | 432,000 | 16,183 |
| | | 34,548 |
| Total Energy | | 472,501 |
| **FINANCIALS 37.8%** | | |
| **Diversified Real Estate Activities 2.9%** | | |
| Hang Lung Properties (HKD) | 3,520,000 | 13,173 |
| Kerry Properties (HKD) | 2,046,000 | 9,107 |
| Mitsubishi Estate (JPY) | 732,000 | 20,742 |
| Mitsui Fudosan (JPY) | 694,000 | 19,797 |
| Sun Hung Kai Properties (HKD) | 1,250,000 | 16,812 |

| | | |
|---|---|---|
| Wharf Holdings (HKD) | 1,123,700 | 10,039 |
| | | 89,670 |
| **Diversified Real Estate Investment Trusts (REITs) 2.3%** | | |
| Canadian Real Estate Investment Trust (CAD) | 141,100 | 6,245 |
| Gecina (EUR) | 81,763 | 9,487 |
| PS Business Parks, REIT | 89,400 | 7,055 |
| Shaftesbury (GBP) | 1,005,591 | 8,885 |
| Stockland (AUD) | 1,679,640 | 6,383 |
| Vornado Realty Trust, REIT | 397,800 | 33,272 |
| | | 71,327 |
| **Industrial Real Estate Investment Trusts (REITs) 2.7%** | | |
| DCT Industrial Trust, REIT | 1,414,800 | 10,469 |
| EastGroup Properties, REIT | 129,400 | 7,531 |
| GLP J-REIT (JPY) | 5,181 | 5,595 |
| Mapletree Industrial Trust (SGD) | 8,617,518 | 9,761 |
| Nippon Prologis REIT (JPY) (1) | 471 | 5,128 |
| Prologis, REIT | 1,068,782 | 42,730 |
| Terreno Realty, REIT | 165,500 | 2,976 |
| | | 84,190 |
| **Office Real Estate Investment Trusts (REITs) 5.5%** | | |
| Alexandria Real Estate, REIT | 190,500 | 13,522 |
| BioMed Realty Trust, REIT | 196,300 | 4,240 |
| Boston Properties, REIT | 302,300 | 30,550 |
| Brookfield Canada Office Properties (CAD) | 471,000 | 13,103 |
| CapitaCommercial Trust (SGD) | 2,092,000 | 2,673 |
| Derwent London (GBP) | 204,351 | 6,682 |
| Douglas Emmett, REIT | 1,056,100 | 26,329 |
| Great Portland Estates (GBP) | 548,480 | 4,133 |
| Highwoods Properties, REIT | 315,600 | 12,488 |
| Kilroy Realty, REIT | 451,500 | 23,659 |
| SL Green Realty, REIT | 383,800 | 33,049 |
| | | 170,428 |

| | | |
|---|---|---|
| **Real Estate Development 0.3%** | | |
| China Resources Land (HKD) | 2,970,000 | 8,303 |
| | | 8,303 |
| **Real Estate Operating Companies 1.9%** | | |
| Aliansce Shopping Centers (BRL) | 284,900 | 3,351 |
| BR Malls Participacoes (BRL) | 251,800 | 3,151 |
| CapitaMalls Asia (SGD) | 4,646,000 | 7,679 |
| Global Logistic Properties (SGD) | 3,238,000 | 6,840 |
| Hongkong Land Holdings | 1,390,000 | 10,300 |
| Hufvudstaden, A Shares (SEK) | 545,526 | 6,848 |
| Hysan Development (HKD) | 1,045,000 | 5,297 |
| Iguatemi Empresa de Shopping Centers (BRL) | 208,900 | 2,630 |
| Norwegian Property (NOK) | 1,612,581 | 2,532 |
| PSP Swiss Property (CHF) | 111,757 | 10,183 |
| | | 58,811 |
| **Residential Real Estate Investment Trusts (REITs) 5.4%** | | |
| American Campus Communities, REIT | 206,100 | 9,344 |
| AvalonBay Communities, REIT | 296,500 | 37,558 |
| BRE Properties, Class A, REIT | 454,100 | 22,106 |
| Camden Property Trust, REIT | 262,300 | 18,015 |
| Equity Residential, REIT | 658,600 | 36,262 |
| Essex Property Trust, REIT | 175,800 | 26,472 |
| Nippon Accommodations Fund (JPY) | 1,646 | 13,919 |
| Post Properties, REIT | 54,700 | 2,576 |
| | | 166,252 |
| **Retail Real Estate Investment Trusts (REITs) 13.0%** | | |
| Acadia Realty Trust, REIT | 145,800 | 4,049 |
| Capitamall Trust (SGD) | 5,914,000 | 9,965 |
| CBL & Associates Properties, REIT | 408,900 | 9,650 |
| CFS Retail Property (AUD) | 5,898,418 | 12,344 |
| Charter Hall Retail (AUD) | 2,824,029 | 11,496 |
| Equity One, REIT | 202,800 | 4,861 |

| | | |
|---|---|---|
| Eurocommercial Properties (EUR) | 104,484 | 3,825 |
| Federal Realty Investment Trust, REIT | 277,000 | 29,927 |
| Frontier Real Estate Investment (JPY) | 399 | 4,558 |
| General Growth Properties, REIT | 1,779,786 | 35,382 |
| Hammerson (GBP) | 783,936 | 5,859 |
| Kimco Realty, REIT | 1,331,000 | 29,814 |
| Klepierre (EUR) | 97,584 | 3,833 |
| Land Securities (GBP) | 491,091 | 6,186 |
| Macerich Company, REIT | 601,800 | 38,744 |
| Regency Centers, REIT | 496,800 | 26,286 |
| Saul Centers, REIT | 6,100 | 267 |
| Simon Property Group, REIT | 592,500 | 93,947 |
| Taubman Centers, REIT | 210,200 | 16,324 |
| Unibail-Rodamco (EUR) | 78,404 | 18,261 |
| Weingarten Realty Investors, REIT | 412,100 | 13,002 |
| Westfield Group (AUD) | 704,608 | 7,960 |
| Westfield Retail Trust (AUD) | 5,256,843 | 16,529 |
| | | 403,069 |
| **Specialized Real Estate Investment Trusts (REITs) 3.8%** | | |
| American Tower, REIT | 49,500 | 3,807 |
| Healthcare Realty Trust, REIT | 708,300 | 20,109 |
| Host Hotels & Resorts, REIT | 842,400 | 14,733 |
| Pebblebrook Hotel Trust, REIT | 262,900 | 6,780 |
| Plum Creek Timber, REIT | 321,200 | 16,767 |
| Public Storage, REIT | 304,200 | 46,336 |
| Weyerhaeuser, REIT | 329,700 | 10,346 |
| | | 118,878 |
| Total Financials | | 1,170,928 |
| **INDUSTRIALS & BUSINESS SERVICES 2.8%** | | |
| **Air Freight & Logistics 0.0%** | | |
| Toll Holdings (AUD) | 128,038 | 790 |
| | | 790 |

| | | |
|---|---|---|
| **Airport Services 0.2%** | | |
| Airports of Thailand (THB) | 222,800 | 932 |
| Fraport (EUR) | 37,478 | 2,101 |
| GMR Infrastructure (INR) (1) | 2,533,997 | 1,021 |
| Malaysia Airports Holdings (MYR) | 774,100 | 1,447 |
| | | 5,501 |
| **Construction & Engineering 0.7%** | | |
| IRB Infrastructure Developers (INR) | 477,689 | 1,010 |
| Jacobs Engineering Group (1) | 71,200 | 4,004 |
| Quanta Services (1) | 470,400 | 13,444 |
| Vinci (EUR) | 90,243 | 4,066 |
| | | 22,524 |
| **Construction & Farm Machinery & Heavy Trucks 0.1%** | | |
| Joy Global | 65,500 | 3,899 |
| | | 3,899 |
| **Diversified Support Services 0.0%** | | |
| KEPCO Plant Service & Engineering (KRW) | 22,157 | 1,117 |
| | | 1,117 |
| **Electrical Components & Equipment 0.0%** | | |
| Crompton Greaves (INR) | 287,070 | 497 |
| | | 497 |
| **Environmental & Facilities Services 0.1%** | | |
| Clean Harbors (1) | 19,500 | 1,133 |
| Waste Connections | 36,500 | 1,313 |
| | | 2,446 |
| **Heavy Electrical Equipment 0.4%** | | |
| ABB (CHF) | 51,041 | 1,151 |
| Babcock & Wilcox | 326,520 | 9,277 |
| | | 10,428 |

| | | |
|---|---|---|
| **Highways & Railtracks 0.3%** | | |
| Abertis Infraestructuras (EUR) | 114,052 | 1,917 |
| Atlantia (EUR) | 47,461 | 749 |
| CCR (BRL) | 190,100 | 1,941 |
| Globaltrans Investment, GDR | 87,860 | 1,386 |
| OHL Mexico (MXN) (1) | 516,800 | 1,433 |
| Sichuan Expressway, H Shares (HKD) | 3,098,000 | 1,006 |
| Zhejiang Expressway, H Shares (HKD) | 714,000 | 563 |
| | | 8,995 |
| **Industrial Conglomerates 0.2%** | | |
| Jaiprakash Associates (INR) | 846,644 | 1,026 |
| McDermott International (1) | 473,200 | 5,200 |
| SembCorp Industries (SGD) | 57,000 | 239 |
| | | 6,465 |
| **Marine Ports & Services 0.3%** | | |
| Adani Ports & Special Economic Zone (INR) | 590,961 | 1,496 |
| China Merchants Holdings International (HKD) | 708,000 | 2,326 |
| DP World | 100,084 | 1,404 |
| Hutchison Port Holdings Trust, Equity Units | 1,442,000 | 1,226 |
| Koninklijke Vopak (EUR) | 29,055 | 1,751 |
| | | 8,203 |
| **Railroads 0.4%** | | |
| Asciano (AUD) | 200,887 | 1,169 |
| Canadian Pacific Railway (CAD) | 5,700 | 744 |
| Central Japan Railway (JPY) | 25,100 | 2,653 |
| Container Corporation of India (INR) | 32,016 | 605 |
| CSX | 86,800 | 2,138 |
| East Japan Railway (JPY) | 21,400 | 1,761 |
| Union Pacific | 20,100 | 2,862 |
| West Japan Railway (JPY) | 26,200 | 1,261 |
| | | 13,193 |

| | | |
|---|---|---|
| **Trading Companies & Distributors 0.1%** | | |
| Mitsui (JPY) | 281,400 | 3,958 |
| | | 3,958 |
| Total Industrials & Business Services | | 88,016 |
| **MATERIALS 33.7%** | | |
| **Commodity Chemicals 0.6%** | | |
| Lyondellbasell Industries, Class A | 154,400 | 9,772 |
| Methanex | 98,000 | 3,982 |
| Orica (AUD) | 228,867 | 5,826 |
| | | 19,580 |
| **Construction Materials 0.4%** | | |
| Martin Marietta Materials | 128,300 | 13,089 |
| | | 13,089 |
| **Diversified Metals & Mining 13.5%** | | |
| African Rainbow Minerals (ZAR) | 228,018 | 4,695 |
| AMCOL International | 143,700 | 4,338 |
| Anglo American (GBP) | 712,604 | 18,320 |
| BHP Billiton (GBP) | 1,525,300 | 44,382 |
| BHP Billiton (AUD) | 2,727,538 | 93,031 |
| Compass Minerals | 34,500 | 2,722 |
| First Quantum Minerals (CAD) | 409,200 | 7,782 |
| Freeport-McMoRan Copper & Gold | 959,800 | 31,769 |
| Glencore Xstrata (GBP) | 3,584,995 | 19,398 |
| Grupo Mexico (MXN) | 2,976,300 | 12,022 |
| Iluka Resources (AUD) | 1,173,873 | 11,427 |
| Kazakhmys (GBP) | 246,931 | 1,471 |
| MMC Norilsk Nickel, ADR | 448,732 | 7,579 |
| Mongolian Mining (HKD) (1) | 7,465,000 | 2,760 |
| PanAust (AUD) | 1,965,943 | 5,076 |
| Rio Tinto (GBP) | 976,000 | 45,750 |
| Rio Tinto (AUD) | 308,442 | 18,369 |

| | | |
|---|---|---|
| Southern Copper | 202,500 | 7,608 |
| Sumitomo Metal Mining (JPY) | 383,000 | 5,441 |
| Teck Resources, Class B (CAD) | 170,400 | 4,798 |
| Turquoise Hill Resources (1) | 688,720 | 4,380 |
| Vale, ADR | 1,875,900 | 32,434 |
| Vedanta Resources (GBP) | 333,025 | 5,086 |
| Western Areas (AUD) | 867,999 | 3,082 |
| Xstrata (GBP) | 1,547,764 | 25,117 |
| | | 418,837 |
| **Fertilizers & Agricultural Chemicals 1.2%** | | |
| Israel Chemicals (ILS) | 250,617 | 3,238 |
| Mosaic | 63,500 | 3,785 |
| Potash Corporation of Saskatchewan | 483,500 | 18,978 |
| Sociedad Quimica y Minera de Chile, ADR | 165,000 | 9,149 |
| | | 35,150 |
| **Gold 8.6%** | | |
| Agnico Eagle Mines | 375,422 | 15,407 |
| Alacer Gold (CAD) (1) | 1,864,400 | 7,525 |
| AuRico Gold (CAD) (1) | 514,082 | 3,239 |
| Barrick Gold | 1,386,586 | 40,766 |
| Centamin (GBP) (1) | 7,447,203 | 5,596 |
| Centerra Gold (CAD) | 661,500 | 3,940 |
| Eldorado Gold | 1,255,600 | 11,966 |
| Eldorado Gold (CAD) | 2,184,077 | 20,876 |
| Franco-Nevada (CAD) | 533,152 | 24,336 |
| Goldcorp, Class A | 1,209,147 | 40,664 |
| New Gold (CAD) (1) | 764,824 | 6,957 |
| Newcrest Mining (AUD) | 1,121,150 | 23,404 |
| Newmont Mining | 675,344 | 28,290 |
| Premier Royalty (CAD) (1) | 3,060,013 | 4,910 |
| Premier Royalty (CAD) (1)(2) | 142,300 | 228 |
| Premier Royalty, Warrants, 12/6/16, Acquisition Date: 7/6/12 Acquisition Cost $361 (CAD) (1)(3) | 630,229 | 297 |
| Royal Gold | 122,220 | 8,681 |

| | | |
|---|---|---|
| Sandstorm Gold (CAD) (1) | 1,018,817 | 9,648 |
| Zijin Mining Group, H Shares (HKD) | 31,080,000 | 10,290 |
| | | 267,020 |
| **Industrial Gases 0.7%** | | |
| Air Products & Chemicals | 76,900 | 6,699 |
| Praxair | 123,900 | 13,820 |
| | | 20,519 |
| **Metal & Glass Containers 0.6%** | | |
| Crown Holdings (1) | 172,800 | 7,190 |
| Owens-Illinois (1) | 395,400 | 10,538 |
| | | 17,728 |
| **Paper Products 0.3%** | | |
| International Paper | 218,600 | 10,182 |
| | | 10,182 |
| **Precious Metals & Minerals 3.9%** | | |
| Eastern Platinum (CAD) (1) | 18,739,500 | 2,675 |
| Fresnillo (GBP) | 1,171,503 | 24,137 |
| Impala Platinum (ZAR) | 1,003,296 | 14,795 |
| Lonmin (GBP) (1) | 2,851,421 | 12,604 |
| MAG Silver (CAD) (1) | 755,300 | 7,167 |
| Petra Diamonds (GBP) (1) | 6,287,678 | 12,133 |
| Platinum Group Metals (CAD) (1) | 10,646,100 | 14,986 |
| Polymetal International (GBP) | 523,281 | 6,890 |
| Royal Bafokeng Platinum (ZAR) (1) | 750,416 | 4,407 |
| Stillwater Mining (1) | 946,450 | 12,238 |
| Tahoe Resources (CAD) (1) | 519,153 | 9,133 |
| | | 121,165 |
| **Specialty Chemicals 0.3%** | | |
| Celanese, Series A | 202,400 | 8,916 |
| | | 8,916 |

**Steel 3.6%**

| | | |
|---|---|---|
| ArcelorMittal (EUR) | 749,908 | 9,661 |
| Carpenter Technology | 132,400 | 6,526 |
| Cliffs Natural Resources | 140,500 | 2,671 |
| Haynes International | 82,739 | 4,575 |
| Hitachi Metals (JPY) | 947,000 | 9,066 |
| Hyundai Steel (KRW) | 153,956 | 11,236 |
| Jindal Steel & Power (INR) | 822,123 | 5,298 |
| Nippon Steel & Sumitomo Metal (JPY) | 7,327,000 | 18,647 |
| NMDC (INR) | 2,074,540 | 5,201 |
| Novolipetsk Steel, GDR | 242,066 | 3,817 |
| Nucor | 395,400 | 18,248 |
| SSAB (SEK) (1) | 569,839 | 4,342 |
| Tung Ho Steel Enterprise (TWD) | 4,350,000 | 4,146 |
| Usinas Siderurgicas de Minas (BRL) (1) | 1,547,100 | 8,590 |
| | | 112,024 |
| Total Materials | | 1,044,210 |

**TELECOMMUNICATION SERVICES 0.1%**

**Wireless Telecommunication Services 0.1%**

| | | |
|---|---|---|
| Crown Castle International (1) | 42,400 | 2,953 |
| Sarana Menara Nusantara (IDR) (1) | 624,500 | 1,671 |
| Total Telecommunication Services | | 4,624 |

**UTILITIES 4.3%**

**Electric Utilities 0.9%**

| | | |
|---|---|---|
| American Electric Power | 63,900 | 3,107 |
| Cheung Kong Infrastructure (HKD) | 320,000 | 2,193 |
| Enel (EUR) | 570,844 | 1,863 |
| Energias do Brasil (BRL) | 268,700 | 1,689 |
| Entergy | 100,500 | 6,356 |
| Exelon | 53,500 | 1,845 |
| FirstEnergy | 62,900 | 2,654 |

| | | |
|---|---|---|
| OGE Energy | 21,000 | 1,470 |
| PNM Resources | 36,800 | 857 |
| PPL | 80,700 | 2,527 |
| Tenaga Nasional (MYR) | 416,600 | 969 |
| Terna (EUR) | 380,705 | 1,576 |
| Transmissora Alianca de Energia Eletrica, Equity Units (BRL) | 124,200 | 1,375 |
| UNS Energy | 23,100 | 1,130 |
| | | 29,611 |
| **Gas Utilities 0.2%** | | |
| APA Group (AUD) | 242,997 | 1,508 |
| Chesapeake Utilities | 15,502 | 760 |
| Enagas (EUR) | 35,507 | 827 |
| ENN Energy Holdings (HKD) | 302,000 | 1,665 |
| Gail India (INR) | 39,003 | 227 |
| Tokyo Gas (JPY) | 203,000 | 1,097 |
| | | 6,084 |
| **Independent Power Producers & Energy Traders 1.5%** | | |
| Adani Power (INR) (1) | 1,055,704 | 784 |
| AES | 1,015,100 | 12,760 |
| Calpine (1) | 814,400 | 16,776 |
| China Longyuan Power, H Shares (HKD) | 2,635,400 | 2,397 |
| China Resources Power Holdings (HKD) | 556,000 | 1,669 |
| Energy Development (PHP) | 10,507,000 | 1,663 |
| Glow Energy (THB) | 438,900 | 1,113 |
| NRG Energy | 324,206 | 8,588 |
| NTPC Limited (INR) | 288,869 | 753 |
| | | 46,503 |
| **Multi-Utilities 1.6%** | | |
| Beijing Enterprises (HKD) | 239,000 | 1,841 |
| CenterPoint Energy | 293,700 | 7,037 |
| Centrica (GBP) | 725,166 | 4,051 |
| DTE Energy | 17,100 | 1,169 |
| E.ON (EUR) | 78,741 | 1,375 |

| | | |
|---|---|---|
| GDF Suez (EUR) | 154,007 | 2,965 |
| MDU Resources | 440,600 | 11,011 |
| National Grid (GBP) | 235,512 | 2,737 |
| PG&E | 205,700 | 9,160 |
| Qatar Electricity & Water (QAR) | 41,667 | 1,585 |
| RWE (EUR) | 15,319 | 571 |
| Sempra Energy | 45,500 | 3,637 |
| Suez Environnement (EUR) | 110,312 | 1,407 |
| | | 48,546 |
| **Water Utilities 0.1%** | | |
| Pennon (GBP) | 106,360 | 1,007 |
| United Utilities (GBP) | 160,685 | 1,730 |
| | | 2,737 |
| Total Utilities | | 133,481 |
| Total Miscellaneous Common Stocks 0.8% (4) | | 23,999 |
| Total Common Stocks (Cost $2,772,236) | | 2,976,868 |
| **PREFERRED STOCKS 0.0%** | | |
| **UTILITIES 0.0%** | | |
| **Electric Utilities 0.0%** | | |
| Cemig (BRL) | 97,325 | 1,142 |
| Total Preferred Stocks (Cost $1,295) | | 1,142 |
| **CONVERTIBLE PREFERRED STOCKS 0.3%** | | |
| **MATERIALS 0.3%** | | |
| **Steel 0.3%** | | |
| ArcelorMittal | 383,284 | 7,972 |
| Total Convertible Preferred Stocks (Cost $9,520) | | 7,972 |

| | | |
|---|---|---|
| **CONVERTIBLE BONDS 0.2%** | | |
| Forest City Enterprises, 4.25%, 8/15/18 | 6,063,000 | 6,770 |
| Total Convertible Bonds (Cost $5,947) | | 6,770 |
| **SHORT-TERM INVESTMENTS 3.6%** | | |
| **Money Market Funds 3.6%** | | |
| T. Rowe Price Reserve Investment Fund, 0.10% (5)(6) | 109,763,794 | 109,764 |
| Total Short-Term Investments (Cost $109,764) | | 109,764 |
| **Total Investments in Securities** | | |
| **100.1% of Net Assets (Cost $2,898,762)** | | **$ 3,102,516** |

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $228 and represents 0.0% of net assets.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $297 and represents 0.0% of net assets.

(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(5) Seven-day yield

(6) Affiliated Companies

ADR American Depository Receipts

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

GDR Global Depository Receipts

HKD Hong Kong Dollar

IDR Indonesian Rupiah

ILS Israeli Shekel

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Real Assets Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $2,898,762,000. Net unrealized gain aggregated $203,757,000 at period-end, of which $404,207,000 related to appreciated investments and $200,450,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013